Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 30, 2011
Small-MidCap Dividend Income Fund (Prospectus Summary): | Small-MidCap Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALL-MIDCAP DIVIDEND INCOME FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Class A, Class C, and Class P Prospectus

for Principal Funds, Inc.

dated December 30, 2011

(as supplemented on January 30, 2012, February 29, 2012, March 16, 2012,

March 30, 2012, April 30, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseHeading1	ck0000898745_Expenseheading1	Delete the last sentence in the paragraph under this heading and substitute:
Expense, Narrative	rr_ExpenseNarrativeTextBlock

More information about these and other discounts is available from your financial professional and in

“Choosing a Share Class and The Costs of Investing” beginning on page 47 of the Fund’s prospectus and

“Multiple Class Structure” beginning on page 59 of the Fund’s Statement of Additional Information.

Small-MidCap Dividend Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDAX
Small-MidCap Dividend Income Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDPX